Debt Securities at Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Debt Securities at Fair Value Through Profit or Loss
The following table shows holdings of debt securities at fair value through profit or loss as of December 31, 2020 and 2019 (see note 52):

	Holdings
	12/31/2020		12/31/2019
Name	Fair value level	Book amounts	Book amounts

DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
- Local
Government securities
Federal government treasury bonds at discount in pesos - Maturity: 01-29-2021	1	17,049,960
Federal government treasury bonds at discount in pesos - Maturity: 02-26-2021	1	11,273,975
Federal government treasury bonds in pesos adjusted by CER - Maturity: 07-22-2021	1	10,000,259	5,341,210
Federal government treasury bonds in pesos adjusted by CER - Maturity: 08-05-2021	1	7,747,857
Federal government treasury bonds in pesos BADLAR +100 PB - Maturity: 08-05-2021	1	5,971,755
Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023	1	974,607
Federal government treasury bonds in pesos BADLAR +200 PBS - Maturity: 04-03-2022	1	533,627	3,296
Federal government treasury bonds in pesos - Private Badlar - Maturity: 11-09-2026	1	314,671
Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-18-2022	1	307,664
Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024	1	252,086
Other		177,554	1,203,612

Subtotal local government securities		54,604,015	6,548,118

Private securities
Debt Securities in Financial Trusts Surcos	3	249,107	143,368
Debt Securities in Financial Trusts Secubono	3	126,983	92,945
Securities of companies of publics service	3	2,354	2,371
Corporate bonds Aluar Aluminio Argentino SA Class 003 - Maturity: 07-30-2023	2	6
Debt Securities in Financial Trusts Consubond			482,369
Debt Securities in Financial Trusts Agrocap			129,091
Debt Securities in Financial Trusts Secubono Series 191 Class A - Maturity: 06-29-2020			114,820
Corporate Bonds Province of Buenos Aires Bank Class 009 -Maturity: 04-18-2021			68,246
Debt Securities in Financial Trusts Chubut Regalías Hidrocarburíferas - Maturity: 07-01-2020			41,105
Debt Securities in Financial Trusts Secubono Series 189A - Maturity: 03-30-2020			30,220
Other			73,338

Subtotal local private securities		378,450	1,177,873

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		54,982,465	7,725,991